Financial Instruments and Fair Value Disclosures (Details)	Jun. 30, 2026 USD ($)
Carrying Amount [Member]
Financial Instruments, Fair Value Disclosure [Abstract]
Investment in debt securities	$ 3,534,605
Fair Value [Member]
Financial Instruments, Fair Value Disclosure [Abstract]
Investment in debt securities	$ 3,718,087